Corporate Social Responsibility (CSR) expenditure (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 32,850	₨ 33,090
Sri Venkateswara institute of Research and Rehabilitation for the disabled trust, Dwarakha Tirumala
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,500
Voluntary Health Services Hospital, Taramani
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	1,500	1,800
Raju Vegesna Foundation, Visakapatanam
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	27,850	24,390
Shree Anand Charitable Trust, Mumbai
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		2,500
Sri Hanuman Mani Education & Culture Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 1,000	800
CHILD (Project Sakthi)
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		800
Guided Fortune Samirti
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		2,500
Nayaki vidya mandir school
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		₨ 300